UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

Matrix Advisors Value ETF Ticker: MAVF Listed on: NYSE Arca, Inc.	June 30, 2026 Annual Shareholder Report https://matrixadvisorsvalueetf.com

This annual shareholder report contains important information about the Matrix Advisors Value ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://matrixadvisorsvalueetf.com. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$85	0.75%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Five Year	Ten Year
Matrix Advisors Value ETF - NAV	27.35%	12.14%	13.74%
Russell 1000 Value Index	27.09%	11.17%	11.52%
S&P 500 Index	22.32%	13.41%	15.51%
The Russell 1000 Value Index is provided as a broad measure of market performance. The S&P 500 Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

On February 21, 2025, the Fund acquired all of the assets and liabilities of the Matrix Advisors Value Fund (the “Predecessor Mutual Fund”) in a tax-free reorganization (the “Reorganization”). The Predecessor Mutual Fund had an investment objective and investment strategies that were substantially similar as those of the Fund. The Fund’s performance for periods prior to February 21, 2025 is that of the Predecessor Mutual Fund.
Visit https://matrixadvisorsvalueetf.com for more recent performance information.

Annual Shareholder Report: June 30, 2026

Matrix Advisors Value ETF Ticker: MAVF Listed on: NYSE Arca, Inc.	June 30, 2026 Annual Shareholder Report https://matrixadvisorsvalueetf.com

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the Period, the Fund outperformed its benchmarks returning 27.35% (based on NAV) during the period while the Russell 1000 Value® Index and S&P 500® Index returned 27.09% and 22.32%, respectively. The Fund’s outperformance was due to a combination of sector weightings and good stock selection. Sector weightings reflect the Sub-Adviser’s highest-conviction positioning. These stocks did well because they delivered good earnings and positive outlooks for their businesses going forward.
The largest contributors to the Fund’s performance during the Period were stocks in the Technology, Industrials, Financials, and Communications Services sectors. Specifically, our Technology names benefited from investor’s enthusiasm over the build out of AI, with the semiconductor and chip companies, Applied Materials, Qualcomm, and Texas Instruments among our top performing stocks. In Industrials, FedEx and Generac were the top performers. FedEx has been revitalized under new senior management and Generac is seeing strong new business supplying back up power for data centers. In Financials, the bull market lifted Goldman Sachs and Morgan Stanley who showed strong results from trading, wealth management and investment banking. In Communication Services, Alphabet was a standout performer, receiving positive reviews for its AI capabilities.
Detractors from performance were stocks in the Consumer Discretionary and Consumer Staples sectors. The lackluster performance from these sectors was more about investors gravitating to higher growth areas of the market rather than specific names.
The Sub-Adviser employs a bottom-up stock selection process. The portfolio is built stock by stock with risk controls to manage sector risk. The Sub Adviser does not attempt “to time the market” or mimic a benchmark. The Sub Adviser invests in where it finds the best opportunities for long-term capital appreciation, employing a rigorous valuation disciple on our purchase and sale decisions.

KEY FUND STATISTICS (as of Period End)
Net Assets	$90,582,551	Fund Advisory Fees	$629,082
# of Portfolio Holdings	28	Portfolio Turnover Rate*	29%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	26.0%
Financials	24.5%
Communication Services	14.7%
Consumer Discretionary	11.1%
Health Care	9.0%
Consumer Staples	6.3%
Industrials	5.8%
Cash and Cash Equivalents	2.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class C	7.8%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Generac Holdings, Inc.	5.8%
Amazon.com, Inc.	5.2%
Applied Materials, Inc.	4.5%
Meta Platforms, Inc. - Class A	4.2%
PNC Financial Services Group, Inc.	3.9%
Jpmorgan Chase & Co.	3.8%
Wells Fargo & Co.	3.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://matrixadvisorsvalueetf.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,250	$2,250
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.4%
Communication Services - 14.7%
Integrated Telecommunication Services - 2.7%
Comcast Corp. - Class A	100,138	$2,458,388

Interactive Media & Services - 12.0%
Alphabet, Inc. - Class C	19,992	7,063,773
Meta Platforms, Inc. - Class A	6,761	3,808,404
		10,872,177
Total Communication Services		13,330,565

Consumer Discretionary - 11.1%
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	19,630	4,678,614

Footwear - 2.5%
NIKE, Inc. - Class B	54,333	2,230,370

Home Improvement Retail - 3.4%
Lowe's Cos., Inc.	14,129	3,115,303
Total Consumer Discretionary		10,024,287

Consumer Staples - 6.3%
Packaged Foods & Meats - 3.1%
Tyson Foods, Inc. - Class A	48,149	2,756,530

Soft Drinks & Non-alcoholic Beverages - 3.2%
PepsiCo, Inc.	21,674	2,934,660
Total Consumer Staples		5,691,190

Financials - 24.5%
Asset Management & Custody Banks - 2.0%
Bank of New York Mellon Corp.	12,951	1,872,844

Diversified Banks - 14.2%
JPMorgan Chase & Co.	10,378	3,397,030
PNC Financial Services Group, Inc.	14,295	3,519,715
US Bancorp	45,922	2,773,689
Wells Fargo & Co.	38,206	3,157,344
		12,847,778
Investment Banking & Brokerage - 6.1%
Goldman Sachs Group, Inc.	2,698	2,728,676

The accompanying notes are an integral part of these financial statements.

1

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Morgan Stanley	13,344	$2,789,430
		5,518,106
Transaction & Payment Processing Services - 2.2%
PayPal Holdings, Inc.	46,136	1,992,153
Total Financials		22,230,881

Health Care - 9.0%
Biotechnology - 3.1%
Amgen, Inc.	7,742	2,803,533

Health Care Equipment - 3.2%
Medtronic PLC	37,537	2,936,519

Life Sciences Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.	4,821	2,417,057
Total Health Care		8,157,109

Industrials - 5.8%
Electrical Components & Equipment - 5.8%
Generac Holdings, Inc. (a)	17,817	5,216,996

Information Technology - 26.0% (b)
Application Software - 0.6%
Intuit, Inc.	2,257	589,077

Electronic Manufacturing Services - 3.1%
TE Connectivity PLC	13,876	2,797,540

Semiconductor Materials & Equipment - 4.5%
Applied Materials, Inc.	5,671	4,100,133

Semiconductors - 5.2%
QUALCOMM, Inc.	14,884	2,750,414
Texas Instruments, Inc.	6,425	1,915,100
		4,665,514
Systems Software - 6.3%
Microsoft Corp.	15,404	5,746,000

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	19,607	5,673,482
Total Information Technology		23,571,746
TOTAL COMMON STOCKS (Cost $48,180,608)		88,222,774

The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
First American Government Obligations Fund - Class X, 3.57% (c)	2,337,070	$2,337,070
TOTAL MONEY MARKET FUNDS (Cost $2,337,070)		2,337,070

TOTAL INVESTMENTS - 100.0% (Cost $50,517,678)		$90,559,844
Other Assets in Excess of Liabilities - 0.0% (d)		22,707
TOTAL NET ASSETS - 100.0%		$90,582,551

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value (See Note 2)	$90,559,844
Dividends receivable	70,853
Dividend tax reclaims receivable	7,942
Total assets	90,638,639

LIABILITIES:
Payable to adviser (See Note 3)	56,088
Total liabilities	56,088
NET ASSETS	$90,582,551

NET ASSETS CONSIST OF:
Paid-in capital	$51,591,178
Total distributable earnings	38,991,373
Total net assets	$90,582,551

Net assets	$90,582,551
Shares issued and outstanding (unlimited shares authorized without par value)	669,272
Net asset value per share	$135.34

COST:
Investments, at cost	$50,517,678

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$1,378,958
Total investment income	1,378,958

EXPENSES:
Investment advisory fee (See Note 3)	629,082
Total expenses	629,082
NET INVESTMENT INCOME (LOSS)	749,876

REALIZED AND UNREALIZED GAIN (LOSS)	19,379,764
Net realized gain (loss) from:
Investments	(1,798,300)
In-kind redemptions	18,895,877
Net realized gain (loss)	17,097,577

Net change in unrealized appreciation (depreciation) on:
Investments	2,282,187
Net change in unrealized appreciation (depreciation)	2,282,187
Net realized and unrealized gain (loss)	19,379,764
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,129,640

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year ended June 30, 2026	Year ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$749,876	$584,636
Net realized gain (loss)	17,097,577	9,540,670
Net change in unrealized appreciation (depreciation)	2,282,187	1,538,525
Net increase (decrease) in net assets from operations	20,129,640	11,663,831

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(354,657)	(3,483,686)
Total distributions to shareholders	(354,657)	(3,483,686)

CAPITAL TRANSACTIONS:
Shares sold	25,109,029	14,300,054
Shares issued from reinvestment of distributions	—	2,924,950
Shares redeemed	(28,399,140)	(17,078,969)
Net increase (decrease) in net assets from capital transactions	(3,290,111)	146,035

NET INCREASE (DECREASE) IN NET ASSETS	16,484,872	8,326,180

NET ASSETS:
Beginning of the year	74,097,679	65,771,499
End of the year	$90,582,551	$74,097,679

SHARES TRANSACTIONS
Shares sold	200,000	144,795
Shares issued from reinvestment of distributions	—	28,101
Shares redeemed	(225,000)	(171,015)
Total increase (decrease) in shares outstanding	(25,000)	1,881

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF

FINANCIAL HIGHLIGHTS

	Year ended June 30,
	2026	2025(d)	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$106.73	$94.99	$79.03	$73.48	$96.30

INVESTMENT OPERATIONS:
Net investment income (a)	1.09	0.85	0.77	0.73	0.78
Net realized and unrealized gain (loss) on investments (b)	28.03	16.01	16.72	8.33	(12.88)
Total from investment operations	29.12	16.86	17.49	9.06	(12.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.89)	(0.98)	(0.60)	(0.78)
Net realized gains	(0.20)	(4.23)	(0.55)	(2.91)	(9.94)
Total distributions	(0.51)	(5.12)	(1.53)	(3.51)	(10.72)

Net asset value, end of year	$135.34	$106.73	$94.99	$79.03	$73.48

TOTAL RETURN	27.35%	17.94%	22.36%	12.99%	-14.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$90,583	$74,098	$65,771	$56,877	$52,839
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.75%	0.99%	1.20%	1.23%	1.16%
After expense waiver/recoupment	0.75%	0.91%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.89%	0.84%	0.90%	0.97%	0.85%
Portfolio turnover rate (c)	29%	26%	20%	22%	23%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026

NOTE 1 – ORGANIZATION

Matrix Advisors Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to achieve a total rate of return which is comprised of capital appreciation and current income. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

The Fund is the successor to the Matrix Advisors Value Fund (the “Predecessor Mutual Fund”), which commenced operations on September 16, 1983. Matrix Asset Advisors, Inc. (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Mutual Fund. Effective February 21, 2025, the assets and liabilities of the Predecessor Mutual Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Mutual Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Mutual Fund and the Fund is June 30.

Operations up to and including February 21, 2025 were for the Predecessor Mutual Fund. As of February 21, 2025, the net assets of the Predecessor Mutual Fund were $70,913,726, including $42,902,254 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 686,772 shares of the Fund and an initial NAV per share of $102.64 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the Predecessor Mutual Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Mutual Fund as compared to that of the Fund. The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Mutual Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2025.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 2,500 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The end of the reporting period for the Fund is June 30, 2026, and the period covered by these Notes to Financial Statements is from July 1, 2025 to June 30, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$88,222,774	$—	$—	$88,222,774
Money Market Funds	2,337,070	—	—	2,337,070
Total Investments	$90,559,844	$—	$—	$90,559,844

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(18,869,676)	$18,869,676

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.75% to the Adviser monthly based on average daily net assets. Prior to the February 21, 2025 conversion, the Predecessor Mutual Fund paid an annual rate of 0.75% to the Sub-Adviser monthly based on average daily net assets. In addition, the Predecessor Mutual Fund capped expenses at an annual rate 0.99% based on average daily net assets. The Predecessor Mutual Fund’s waived expenses are not subject to recoupment.

Matrix Asset Advisors, Inc. (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$24,791,076	$24,364,636

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$24,612,496	$28,163,103

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period were as follows:

Tax cost of Investments	$50,786,465
Gross tax unrealized appreciation	42,200,077
Gross tax unrealized depreciation	(2,426,698)
Net tax unrealized appreciation (depreciation)	$39,773,379
Undistributed ordinary income	749,875
Undistributed long-term gain	—
Total distributable earnings	749,875
Other accumulated gain (loss)	(1,531,881)
Total accumulated gain (loss)	$38,991,373

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Fund did not defer any post-October capital losses.

For the Current Fiscal Period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(1,531,881)	$—

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and the fiscal year ended June 30, 2025, were as follows:

	Current Fiscal Period	Fiscal Year Ended June 30, 2025(a)
Ordinary Income	$214,032	$638,449
Long Term Capital Gain	140,625	2,845,237
Total	$354,657	$3,483,686

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Matrix Advisors Value ETF and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Matrix Advisors Value ETF (formerly, Matrix Advisors Value Fund, Inc.) (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2026

MATRIX ADVISORS VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, for the Fund 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 28, 2026